Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5 – Related Party Transactions

Related parties

Related parties with whom the Company had transactions are:

Related Parties	Relationship	Related Party Transactions	Business Purpose of transactions

Management and significant stockholders

Matthew Carona	President, CEO, significant shareholder, and Director	(i) Advances/Repayments	(i) Working capital

Collin Howard	CFO and Director	(i) Note payable/Repayments	(i) Working capital

Chris Mann	Significant Shareholder	(i) Notes payable/Repayments	(i) Working capital

Lou Mann (*)	Father of Mr. Chris Mann	None	N/A

Entities

Broadcasting Institute of Maryland ("BIM")	An entity controlled by Lou Mann	(i) Advances to BIM	(i) planned collaboration

(*) Mr. Lou Mann resigned as President and Director of the Company on August 26, 2015.

Advances from President, CEO and Significant Stockholder

From time to time, President, CEO and significant stockholder of the Company advances funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

Convertible Notes Payable to the Officers and Directors

The Company issued convertible notes to the Officers and Directors of the Company for working capital purpose with 0% interest. The notes are convertible at variable prices and payable on demand at any time after the earlier of (i) 36 months following the note issuance or (ii) the consummation of a corporate transaction if not previously converted.

Advances to BIM and Share Transfer Agreement with Louis Mann

The Company advanced $52,037 in aggregate to BIM ("BIM Advances") for planned collaboration during the reporting period ended June 30, 2015. On August 26, 2015 the Company entered into a share transfer agreement with Louis Mann (“MANN”), then president and CEO of the Company, whereby Mann returned 21,885,591 Common Shares to the Company in exchange for the advances, and Mann resigned from his respective officer and director positions with the Company.

Advisory Agreement - Louis Mann

On August 26, 2015, the Company entered into an Advisory Agreement with MANN. Such Advisory Agreement provides for MANN’s continued and ongoing advisory services to the Company until December 31, 2015 and MANN will be paid Twenty-Five Thousand Dollars ($25,000) for providing such Advisory Services, which is due and payable on or before December 31, 2015. If such Advisor’s Fee is not paid within Four (4) Months following the end of the Term, the Company may elect to issue MANN Twenty-Five Thousand Dollars ($25,000) worth of the Company’s common stock as payment in full for services rendered under this Agreement. If stock is issued to MANN in lieu of cash, the value of such stock shall be determined by using the closing price published by OTCMarkets.com on December 31, 2015.

Note 5 – Related Party Transactions

Related parties

Related parties with whom the Company had transactions are:

Related Parties	Relationship	Related Party Transactions	Business Purpose of transactions

Management and significant stockholder

Matthew Carona	President, CEO and significant shareholder	(i) Advances	(i) Working capital

Collin Howard	CFO	(i) Note payable	(i) Working capital

Chris Mann	Director	(i) Notes payable	(i) Working capital

Lou Mann	Director	None	N/A

Advances from Stockholder

From time to time, stockholder of the Company advances funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.